Related Party Transactions - Evernorth - Annual (Details) - USD ($)	Nov. 06, 2025	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Related Party Transaction [Line Items]
Related party payable		$ 8,966,901	$ 4,587,335	$ 2,276,419
Related Party
Related Party Transaction [Line Items]
Related party payable			170,625	0
Related Party | Parent
Related Party Transaction [Line Items]
Related party payable		5,851,011	3,870,625	2,276,419
Related Party | Pathfinder
Related Party Transaction [Line Items]
Related party payable		3,115,890	716,710	$ 0
Related party interest payable		23,472	5,463
Revolving Credit Facility | Related Party Credit Facility | Related Party | Line of Credit
Related Party Transaction [Line Items]
Related party credit facility, maximum borrowing capacity	$ 1,000,000.0
Related party credit facility, stated percentage	3.81%
Related party credit facility, amount outstanding		$ 0	$ 0
Related party credit facility, repayment period after triggering event	5 days